TRANSACTIONS WITH RELATED PARTIES - Summary of Total Compensation of the Company's Management (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key Management Personnel Compensation [Line Items]
Fixed	R$ 66,619	R$ 65,310	R$ 55,019
Variable	143,349	145,229	73,061
Total	209,968	210,539	128,080
Board of Directors [Member]
Key Management Personnel Compensation [Line Items]
Fixed	15,043	16,123	22,056
Variable	72,187	65,011	30,919
Total	87,230	81,134	52,975
Executive Board [Member]
Key Management Personnel Compensation [Line Items]
Fixed	51,576	49,187	32,963
Variable	71,162	80,218	42,142
Total	R$ 122,738	R$ 129,405	R$ 75,105